Note 2 - Allowance For Credit Losses: Schedule of net balance (principal balance less unearned finance charges and unearned insurance) in consumer and residential loans (Details) $ in Thousands	Mar. 31, 2021 USD ($)
Origination year - 2020
Live Checks, Performing	$ 26,197	[1]
Live Checks, Nonperforming	146	[1]
Live Checks	26,343	[1]
Premier Loans, Performing	17,547	[1]
Premier Loans, Nonperforming	9	[1]
Premier Loans	17,556	[1]
Other Consumer Loans, Performing	135,113	[1]
Other Consumer Loans, Nonperforming	350	[1]
Other Consumer Loans	135,463	[1]
Real Estate Loans, Performing	3,112	[1]
Real Estate Loans, Nonperforming	3	[1]
Real Estate Loans	3,115	[1]
Sales Finance Contracts, Performing	16,421	[1]
Sales Finance Contracts, Nonperforming	50	[1]
Sales Finance Contracts	16,471	[1]
Origination year - 2019
Live Checks, Performing	61,899
Live Checks, Nonperforming	3,020
Live Checks	64,919
Premier Loans, Performing	49,097
Premier Loans, Nonperforming	980
Premier Loans	50,077
Other Consumer Loans, Performing	320,412
Other Consumer Loans, Nonperforming	10,971
Other Consumer Loans	331,383
Real Estate Loans, Performing	9,967
Real Estate Loans, Nonperforming	274
Real Estate Loans	10,241
Sales Finance Contracts, Performing	60,255
Sales Finance Contracts, Nonperforming	1,479
Sales Finance Contracts	61,734
Origination year - 2018
Live Checks, Performing	6,577
Live Checks, Nonperforming	268
Live Checks	6,845
Premier Loans, Performing	18,129
Premier Loans, Nonperforming	554
Premier Loans	18,683
Other Consumer Loans, Performing	68,997
Other Consumer Loans, Nonperforming	3,894
Other Consumer Loans	72,891
Real Estate Loans, Performing	8,842
Real Estate Loans, Nonperforming	381
Real Estate Loans	9,223
Sales Finance Contracts, Performing	17,632
Sales Finance Contracts, Nonperforming	505
Sales Finance Contracts	18,137
Origination year - 2017
Live Checks, Performing	1,090
Live Checks, Nonperforming	38
Live Checks	1,128
Premier Loans, Performing	5,147
Premier Loans, Nonperforming	146
Premier Loans	5,293
Other Consumer Loans, Performing	15,893
Other Consumer Loans, Nonperforming	1,176
Other Consumer Loans	17,069
Real Estate Loans, Performing	6,454
Real Estate Loans, Nonperforming	257
Real Estate Loans	6,711
Sales Finance Contracts, Performing	4,696
Sales Finance Contracts, Nonperforming	208
Sales Finance Contracts	4,904
Origination year - 2016
Live Checks, Performing	115
Live Checks, Nonperforming	3
Live Checks	118
Premier Loans, Performing	683
Premier Loans, Nonperforming	13
Premier Loans	696
Other Consumer Loans, Performing	2,812
Other Consumer Loans, Nonperforming	153
Other Consumer Loans	2,965
Real Estate Loans, Performing	3,571
Real Estate Loans, Nonperforming	153
Real Estate Loans	3,724
Sales Finance Contracts, Performing	620
Sales Finance Contracts, Nonperforming	36
Sales Finance Contracts	656
Origination year - Prior
Live Checks, Performing	0
Live Checks, Nonperforming	0
Live Checks	0
Premier Loans, Performing	0
Premier Loans, Nonperforming	0
Premier Loans	0
Other Consumer Loans, Performing	566
Other Consumer Loans, Nonperforming	29
Other Consumer Loans	595
Real Estate Loans, Performing	4,324
Real Estate Loans, Nonperforming	180
Real Estate Loans	4,504
Sales Finance Contracts, Performing	90
Sales Finance Contracts, Nonperforming	7
Sales Finance Contracts	97
Origination year - Total Net Balance
Live Checks, Performing	95,878
Live Checks, Nonperforming	3,475
Live Checks	99,353
Premier Loans, Performing	90,603
Premier Loans, Nonperforming	1,702
Premier Loans	92,305
Other Consumer Loans, Performing	543,793
Other Consumer Loans, Nonperforming	16,573
Other Consumer Loans	560,366
Real Estate Loans, Performing	36,270
Real Estate Loans, Nonperforming	1,248
Real Estate Loans	37,518
Sales Finance Contracts, Performing	99,714
Sales Finance Contracts, Nonperforming	2,285
Sales Finance Contracts	$ 101,999

[1]	Includes loan originated during the three-months ended March 31, 2021.